Document Entity Information	12 Months Ended
May 31, 2020
Cover [Abstract]
Entity Registrant Name	CXJ GROUP CO., Ltd
Entity Central Index Key	0001823635
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false